Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of components of accumulated other comprehensive loss, net of tax
The components of accumulated other comprehensive loss, net of tax, were as follows:

December 31	2015	2014
Foreign currency translation	$(209.2)	$(26.4)
Translation gain (loss) on net investment hedge, net of income taxes of $2.8 and $(16.4), respectively	10.0	(24.5)
Translation loss on long-term intercompany loans	(75.5)	(73.4)
Unrealized gain on investments, net of income taxes of $3.8 and $3.7, respectively	17.0	16.7
Defined benefit pension plans, net of income taxes of $(22.3) and $(30.1), respectively	(32.6)	(52.1)
Retiree health care plan, net of income taxes of $2.4 in both 2015 and 2014	4.3	4.5
Accumulated other comprehensive loss	$(286.0)	$(155.2)